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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21425


                   	  Pioneer Series Trust I
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

               Pioneer Oakridge Large Cap Growth Fund
            Schedule of Investments  2/28/09 (unaudited)

Shares                                                        Value
          COMMON STOCKS - 93.5 %
          Energy - 9.2 %
          Oil & Gas Drilling - 1.5 %
47,485    Transocean, Ltd. *                              $ 2,838,178
          Oil & Gas Equipment & Services - 1.9 %
95,160    Schlumberger, Ltd.                              $ 3,621,790
          Oil & Gas Exploration & Production - 5.8 %
114,720   Petrohawk Energy Corp. *                        $ 1,952,534
106,330   Southwestern Energy Co. *                         3,059,114
188,508   XTO Energy, Inc.                                  5,968,163
                                                          $ 10,979,811
          Total Energy                                    $ 17,439,779
          Materials - 4.9 %
          Fertilizers & Agricultural Chemicals - 1.0 %
25,685    Monsanto Co.                                    $ 1,958,995
          Industrial Gases - 1.9 %
65,090    Praxair, Inc.                                   $ 3,693,858
          Specialty Chemicals - 2.0 %
117,555   Ecolab, Inc.                                    $ 3,735,898
          Total Materials                                 $ 9,388,751
          Capital Goods - 8.2 %
          Aerospace & Defense - 5.9 %
44,055    Precision Castparts Corp.                       $ 2,441,969
126,665   Raytheon Co.                                      5,062,800
89,675    United Technologies Corp.                         3,661,430
                                                          $ 11,166,199
          Industrial Machinery - 2.3 %
87,420    Danaher Corp.                                   $ 4,437,439
          Total Capital Goods                             $ 15,603,638
          Commercial Services & Supplies - 1.2 %
          Diversified Support Services - 1.2 %
118,487   Iron Mountain, Inc. *                           $ 2,201,488
          Total Commercial Services & Supplies            $ 2,201,488
          Automobiles & Components - 1.0 %
          Auto Parts & Equipment - 1.0 %
167,775   Johnson Controls, Inc.                          $ 1,909,280
          Total Automobiles & Components                  $ 1,909,280
          Retailing - 5.7 %
          Computer & Electronics Retail - 1.7 %
114,615   Best Buy Co., Inc.                              $ 3,303,204
          General Merchandise Stores - 1.7 %
110,155   Target Corp.                                    $ 3,118,488
          Specialty Stores - 2.3 %
277,152   Staples, Inc.                                   $ 4,420,574
          Total Retailing                                 $ 10,842,266
          Food & Drug Retailing - 1.7 %
          Food Retail - 1.7 %
154,945   Kroger Co.                                      $ 3,202,713
          Total Food & Drug Retailing                     $ 3,202,713
          Food, Beverage & Tobacco - 2.8 %
          Soft Drinks - 2.8 %
108,833   PepsiCo, Inc.                                   $ 5,239,221
          Total Food, Beverage & Tobacco                  $ 5,239,221
          Household & Personal Products - 3.3 %
          Household Products - 3.3 %
129,748   Procter & Gamble Co. *                          $ 6,249,961
          Total Household & Personal Products             $ 6,249,961
          Health Care Equipment & Services - 7.0 %
          Health Care Distributors - 2.0 %
104,810   Henry Schein, Inc. *                            $ 3,844,431
          Health Care Equipment - 5.0 %
70,955    Becton, Dickinson & Co.                         $ 4,391,405
178,565   Hologic, Inc. *                                   2,021,356
93,835    Stryker Corp.                                     3,159,424
                                                          $ 9,572,185
          Total Health Care Equipment & Services          $ 13,416,616
          Pharmaceuticals & Biotechnology - 15.8 %
          Biotechnology - 8.2 %
90,260    Celgene Corp. *                                 $ 4,037,330
71,445    Genentech, Inc. *                                 6,112,120
119,950   Gilead Sciences, Inc. *                           5,373,760
                                                          $ 15,523,210
          Life Sciences Tools & Services - 2.5 %
129,310   Thermo Fisher Scientific, Inc. *                $ 4,688,781
          Pharmaceuticals - 5.1 %
129,455   Abbott Laboratories                             $ 6,128,400
94,865    Allergan, Inc.                                    3,675,070
                                                          $ 9,803,470
          Total Pharmaceuticals & Biotechnology           $ 30,015,461
          Diversified Financials - 5.3 %
          Asset Management & Custody Banks - 1.6 %
262,310   Invesco Ltd.                                    $ 2,998,203
          Investment Banking & Brokerage - 1.9 %
280,580   Charles Schwab Corp.                            $ 3,566,172
          Specialized Finance - 1.8 %
6,415     CME Group, Inc.                                 $ 1,170,096
42,145    IntercontinentalExchange, Inc. *                  2,392,572
                                                          $ 3,562,668
          Total Diversified Financials                    $ 10,127,043
          Software & Services - 10.2 %
          Application Software - 3.2 %
158,080   Adobe Systems, Inc. *                           $ 2,639,936
108,975   Sap AG (A.D.R.) *                                 3,502,457
                                                          $ 6,142,393
          Data Processing & Outsourced Services - 1.5 %
50,960    Visa, Inc.                                      $ 2,889,942
          Internet Software & Services - 3.4 %
18,960    Google, Inc. *                                  $ 6,408,290
          Systems Software - 2.1 %
241,380   Microsoft Corp.                                 $ 3,898,287
          Total Software & Services                       $ 19,338,912
          Technology Hardware & Equipment - 13.7 %
          Communications Equipment - 6.7 %
377,800   Cisco Systems, Inc. *                           $ 5,504,546
217,035   Qualcomm, Inc.                                    7,255,480
                                                          $ 12,760,026
          Computer Hardware - 6.0 %
47,965    Apple, Inc. *                                   $ 4,283,754
139,660   Hewlett-Packard Co.                               4,054,330
34,660    IBM Corp. *                                       3,189,760
                                                          $ 11,527,844
          Electronic Components - 1.0 %
73,455    Amphenol Corp.                                  $ 1,867,226
          Total Technology Hardware & Equipment           $ 26,155,096
          Semiconductors - 3.5 %
          Semiconductors - 3.5 %
284,750   Intel Corp.                                     $ 3,627,715
213,895   Texas Instruments, Inc.                           3,069,393
                                                          $ 6,697,108
          Total Semiconductors                            $ 6,697,108
          TOTAL COMMON STOCKS
          (Cost  $238,439,974)                            $ 177,827,333

Principal
Amount ($)
          TEMPORARY CASH INVESTMENTS - 28.2 %
          Repurchase Agreement - 6.3 %
6,000,000 Deutsche Bank AG, 0.33%, 3/3/09                 $ 6,000,000
6,000,000 J.P. Morgan Chase & Co., 0.32%, 3/3/09            6,000,000
                                                          $ 12,000,000

          Securities Lending Collateral  - 21.9% (c)
          Certificates of Deposit:
990,299   Abbey National Plc, 2.52%, 8/13/09              $  990,299
990,227   Bank of Nova Scotia, 1.58%, 5/5/09                 990,227
1,583,286 Bank of Scotland NY, 1.44%, 6/5/09                1,583,286
1,782,538 Barclays Bank, 1.2%, 5/27/09                      1,782,538
1,980,598 CBA, 1.31%, 7/16/09                               1,980,598
1,782,538 DNB NOR Bank ASA NY, 2.41%, 6/5/09                1,782,538
1,814,228 Intesa SanPaolo S.p.A., 1.1%, 5/22/09             1,814,228
114,811   NORDEA NY, 0.44%, 4/9/09                           114,811
1,485,448 Royal Bank of Canada NY, 1.44%, 8/7/09            1,485,448
990,299   Royal Bank of Scotland, 2.45%, 3/5/09              990,299
1,980,598 Societe Generale, 2.62%, 9/4/09                   1,980,598
1,782,538 Svenska Bank NY, 1.73%, 7/8/09                    1,782,538
1,980,598 U.S. Bank NA, 1.35%, 8/24/09                      1,980,598
                                                          $ 19,258,005
          Commercial Paper:
188,829   BBVA U.S., 2.11%, 3/12/09                       $  188,829
1,980,598 Monumental Global Funding, Ltd., 1.64%, 8/17/09   1,980,598
990,299   CME Group, Inc., 1.44%, 8/6/09                     990,299
990,276   General Electric Capital Corp., 1.96%, 3/16/09     990,276
1,944,947 American Honda Finance Corp., 1.29%, 7/14/09      1,944,947
1,980,598 HSBC Bank, Inc., 1.64%, 8/14/09                   1,980,598
495,149   IBM, 1.47%, 9/25/09                                495,149
1,782,538 Met Life Global Funding, 2.47%, 6/12/09           1,782,538
1,782,538 New York Life Global, 2.31%, 9/4/09               1,782,538
1,683,508 Westpac Banking Corp., 1.00%, 6/1/09              1,683,508
                                                          $ 13,819,281


          Tri-party Repurchase Agreements:
1,980,598 Deutsche Bank, 0.27%, 3/2/09                    $ 1,980,598
3,961,196 Merrill Lynch, 0.27%, 3/2/09                      3,961,196
746,923   Barclays Capital Markets, 0.25%, 3/2/09            746,923
                                                          $ 6,688,716

          Money Market Mutual Fund:
1,980,598 JP Morgan, U.S. Government Money Market Fund    $ 1,980,598
          Total Securities Lending Collateral             $ 41,746,600
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $53,746,600)                             $ 53,746,600
          TOTAL INVESTMENT IN SECURITIES - 121.7%
          (Cost  $292,186,574)(a)                         $ 231,573,933
          OTHER ASSETS AND LIABILITIES - (21.7)%          $(41,262,049)
          TOTAL NET ASSETS - 100.0%                       $ 190,311,884

*         Non-income producing security.

(A.D.R.)  American Depositary Receipt.

(a) At February 28, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $293,006,437 was as follows:

          Aggregate gross unrealized gain for all investments in which there is an excess of value over tax co$ 18,617,966

          Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value(80,050,470)

          Net unrealized loss                             $(61,432,504)

(b)     At February 28, 2009, the following securities were out on loan:

Shares    Description                                         Value
47,000    APPLE INC                                       $ 4,197,570
112,500   BEST BUY CO INC.                                  3,242,250
1,400     CME GROUP INC                                      255,360
10,000    DANAHER CORP                                       507,600
76,000    DANAHER CORP                                      3,857,760
59,000    GILEAD SCIENCES INC                               2,643,200
59,000    GILEAD SCIENCES INC                               2,643,200
18,000    GOOGLE INC CL A                                   6,083,820
172,700   HOLOGIC INC                                       1,954,964
4,000     HOLOGIC INC                                        45,280
90,000    SAP AKTIENGESELLSCHAFT                            2,892,600
11,000    SAP AKTIENGESELLSCHAFT                             353,540
4,400     SAP AKTIENGESELLSCHAFT                             141,416
2,400     SAP AKTIENGESELLSCHAFT                             77,136
79,000    SCHWAB CHARLES CORP                               1,004,090
50,100    VISA INC CLASS A SHARES                           2,841,171
          Total                                           $ 32,740,957


(c)       Security lending collateral is managed by Credit Suisse.

          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of February 28, 2009, in valuing the Fund's assets:

Valuation Inputs                                            Investments
                                                           in Securities
Level 1 - Quoted Prices                                   $ 177,827,333
Level 2 - Other Significant Observable Inputs               53,746,600
Level 3 - Significant Unobservable Inputs			0
Total                                                     $ 231,573,933


           Pioneer Oakridge Small Cap Growth Fund
           Schedule of Investments 2/28/2009 (unaudited)

Shares                                                              Value

           COMMON STOCKS - 97.6 %
           Energy - 5.1 %
           Oil & Gas Equipment And Services - 0.7 %
249,753    Superior Well Services, Inc. * (b)                    $1,436,080
           Oil & Gas Exploration & Production - 4.4 %
233,500    Concho Resources, Inc. *                              $4,658,325
258,815    Petrohawk Energy Corp. *                               4,405,031
335,600    Rex Energy Corp. * (b)                                  493,332
                                                                 $9,556,688
           Total Energy                                          $10,992,768
           Materials - 2.2 %
           Industrial Gases - 2.2 %
154,600    Airgas, Inc.                                          $4,760,134
           Total Materials                                       $4,760,134
           Capital Goods - 15.0 %
           Aerospace & Defense - 7.5 %
214,040    AAR Corp. * (b)                                       $2,829,609
176,420    Moog, Inc.  * (b)                                      4,101,765
302,650    Orbital Sciences Corp. * (b)                           4,282,498
161,160    Stanley, Inc. *                                        4,997,572
                                                                 $16,211,444
           Construction & Engineering - 2.2 %
262,460    Quanta Services, Inc. *                               $4,619,296
           Construction & Farm Machinery & Heavy Trucks - 0.6 %
110,870    Bucyrus International, Inc.                           $1,377,005
           Industrial Machinery - 4.7 %
108,750    Altra Holdings, Inc. *                                $ 585,075
175,200    China Fire & Security Group, Inc. * (b)                1,158,072
5,000      Colfax Corp. *                                          36,350
182,892    Idex Corp. (b)                                         3,533,473
116,704    The Middleby Corp. * (b)                               2,538,312
52,900     Valmont Industries, Inc.                               2,304,324
                                                                 $10,155,606
           Total Capital Goods                                   $32,363,351
           Commercial Services & Supplies - 2.4 %
           Environmental & Facilities Services - 2.4 %
215,545    Waste Connections, Inc. * (b)                         $5,138,593
           Total Commercial Services & Supplies                  $5,138,593
           Transportation - 1.9 %
           Trucking - 1.9 %
322,195    Knight Transportation, Inc. (b)                       $4,175,647
           Total Transportation                                  $4,175,647
           Consumer Durables & Apparel - 5.3 %
           Apparel, Accessories & Luxury Goods - 1.7 %
362,580    True Religion Apparel, Inc. * (b)                     $3,705,568
           Footwear - 3.6 %
399,870    Iconix Brand Group, Inc. * (b)                        $3,238,947
298,825    Wolverine World Wide, Inc. (b)                         4,530,187
                                                                 $7,769,134
           Total Consumer Durables & Apparel                     $11,474,702
           Consumer Services - 2.0 %
           Casinos & Gaming - 2.0 %
239,300    WMS Industries, Inc. * (b)                            $4,338,509
           Total Consumer Services                               $4,338,509
           Retailing - 2.4 %
           Distributors - 2.4 %
388,460    LKQ Corp. *                                           $5,244,210
           Total Retailing                                       $5,244,210
           Food Beverage & Tobacco - 0.4 %
           Distillers & Vintners - 0.4 %
140,900    Central Euro Distribution Corp. *                     $ 939,803
           Total Food Beverage & Tobacco                         $ 939,803
           Household & Personal Products - 9.4 %
           Household Products - 3.7 %
162,762    Church & Dwight Co., Inc.                             $7,962,317
           Personal Products - 5.7 %
224,200    Alberto-Culver Co. (Class B)                          $4,963,788
116,000    Chattem, Inc. * (b)                                    7,357,880
                                                                 $12,321,668
           Total Household & Personal Products                   $20,283,985
           Health Care Equipment & Services - 21.1 %
           Health Care Distributors - 1.9 %
158,535    MWI Veterinary Supply, Inc. *                         $3,998,253
           Health Care Equipment - 9.8 %
169,600    IDEXX Laboratories, Inc. * (b)                        $5,104,960
142,400    Integra LifeSciences Holdings Corp. * (b)              3,718,064
229,250    Meridian Bioscience, Inc.                              4,598,755
74,200     NuVasive, Inc. * (b)                                   2,103,570
153,400    ResMed, Inc. * (b)                                     5,657,392
                                                                 $21,182,741
           Health Care Services - 4.9 %
246,858    Catalyst Health Solutions, Inc. * (b)                 $5,203,767
178,200    HMS Holdings Corp. * (b)                               5,413,716
                                                                 $10,617,483
           Health Care Supplies - 4.5 %
104,605    Haemonetics Corp. *                                   $5,583,815
187,200    Immucor, Inc. * (b)                                    4,200,768
                                                                 $9,784,583
           Total Health Care Equipment & Services                $45,583,060
           Pharmaceuticals & Biotechnology - 4.3 %
           Life Sciences Tools & Services - 4.3 %
115,200    Covance, Inc. *                                       $4,375,296
307,204    Qiagen NV * (b)                                        4,921,408
                                                                 $9,296,704
           Total Pharmaceuticals & Biotechnology                 $9,296,704
           Diversified Financials - 4.6 %
           Asset Management & Custody Banks - 1.4 %
82,500     Affiliated Managers Group, Inc. * (b)                 $2,968,350
           Investment Banking & Brokerage - 1.9 %
125,500    Stiffel Financial Corp. * (b)                         $4,133,970
           Specialized Finance - 1.3 %
126,900    Portfolio Recovery Associates, Inc. * (b)             $2,862,864
           Total Diversified Financials                          $9,965,184
           Insurance - 3.8 %
           Property & Casualty Insurance - 3.8 %
101,355    ProAssurance Corp. *                                  $4,843,755
167,700    Tower Group, Inc.                                      3,419,403
                                                                 $8,263,158
           Total Insurance                                       $8,263,158
           Software & Services - 13.3 %
           Application Software - 7.7 %
360,060    Ansys, Inc. *                                         $7,262,410
370,100    Informatica Corp. *                                    4,774,290
221,600    Solera Holdings, Inc. *                                4,607,064
                                                                 $16,643,764
           Data Processing & Outsourced Services - 2.4 %
93,550     Syntel, Inc. (b)                                      $1,902,807
222,710    Wright Express Corp. *                                 3,260,474
                                                                 $5,163,281
           Internet Software & Services - 1.5 %
142,630    Bankrate, Inc. * (b)                                  $3,180,649
           Systems Software - 1.7 %
233,470    Micros Systems, Inc. *                                $3,754,198
           Total Software & Services                             $28,741,892
           Semiconductors - 4.1 %
           Semiconductors - 4.1 %
193,109    Diodes, Inc. * (b)                                    $1,502,388
183,642    Hittite Microwave Corp. *                              5,064,846
220,360    Microsemi Corp. * (b)                                  2,227,840
                                                                 $8,795,074
           Total Semiconductors                                  $8,795,074
           TOTAL COMMON STOCKS
           (Cost  $282,850,358)                                 $210,356,774

           TEMPORARY CASH INVESTMENTS - 27.7 %
           Repurchase Agreement - 4.2 %
9,000,000  Deutsche Bank, 0.33%, dated 2/28/09, repurchase price of $9,000,000 plus accrued interest on 3/3/09 collateralized by
           the following:                                        $9,000,000

              $1,012,901 Freddie Mac Giant, 6.5-7.0%, 10/1/37-11/1/38
              $1,003,875 Federal Home Loan Mortgage Corp.,
                 4.969-5.902%, 3/1/35-2/1/37
              $2,087,930 Federal National Mortgage Association (ARM),
                5.361-6.272%, 2/1/24-9/1/37
              $4,888,489 Federal National Mortgage Association,
                5.5-7.0%, 7/1/35-3/1/47
              $186,805 Government National Mortgage Association,
		7.0%, 9/15/36
                                                                 $9,000,000
Principal
Amount                                                              Value
           Securities Lending Collateral  - 23.5% (c)
           Certificates of Deposit:
1,201,567  Abbey National Plc, 2.52%, 8/13/09                    $ 1,201,567
1,201,480  Bank of Nova Scotia, 1.58%, 5/5/09                       1,201,480
1,921,060  Bank of Scotland NY, 1.44%, 6/5/09                       1,921,060
2,162,820  Barclays Bank, 1.2%, 5/27/09                             2,162,820
2,403,133  CBA, 1.31%, 7/16/09                                      2,403,133
2,162,820  DNB NOR Bank ASA NY, 2.41%, 6/5/09                       2,162,820
2,201,270  Intesa SanPaolo S.p.A., 1.1%, 5/22/09                    2,201,270
139,305    NORDEA NY, 0.44%, 4/9/09
139,305
1,802,350  Royal Bank of Canada NY, 1.44%, 8/7/09                   1,802,350
1,201,567  Royal Bank of Scotland, 2.45%, 3/5/09                    1,201,567
2,403,133  Societe Generale, 2.62%, 9/4/09                          2,403,133
2,162,820  Svenska Bank NY, 1.73%, 7/8/09                           2,162,820
2,403,133  U.S. Bank NA, 1.35%, 8/24/09                             2,403,133
                                                                 $ 23,366,459
           Commercial Paper:
229,114    BBVA U.S., 2.11%, 3/12/09                             $  229,114
2,403,133  Monumental Global Funding, Ltd., 1.64%, 8/17/09          2,403,133
1,201,567  CME Group, Inc., 1.44%, 8/6/09                           1,201,567
1,201,539  General Electric Capital Corp., 1.96%, 3/16/09           1,201,539
2,359,877  American Honda Finance Corp., 1.29%, 7/14/09             2,359,877
2,403,133  HSBC Bank, Inc., 1.64%, 8/14/09                          2,403,133
600,783    IBM, 1.47%, 9/25/09
600,783
2,162,820  Met Life Global Funding, 2.47%, 6/12/09                  2,162,820
2,162,820  New York Life Global, 2.31%, 9/4/09                      2,162,820
2,042,663  Westpac Banking Corp., 1.00%, 6/1/09                     2,042,663
                                                                 $ 16,767,451


           Tri-party Repurchase Agreements:
2,403,133  Deutsche Bank, 0.27%, 3/2/09                          $  2,403,133
4,806,267  Merrill Lynch, 0.27%, 3/2/09                             4,806,267
906,270    Barclays Capital Markets, 0.25%, 3/2/09                    906,270
                                                                 $  8,115,670

Shares     Money Market Mutual Fund:
2,403,133  JP Morgan, U.S. Government Money Market Fund          $   2,403,133
                                                                 $   2,403,133
           Total Securities Lending Collateral                   $  50,652,713
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $59,652,713)                                   $ 59,652,713
           TOTAL INVESTMENT IN SECURITIES - 125.2 %
           (Cost  $342,521,872) (a)                              $270,009,487
           OTHER ASSETS AND LIABILITIES - (25.2) %               $(54,430,859)
           TOTAL NET ASSETS - 100.0%                             $215,578,628


*          Non-income producing security.

(A.D.R.)   American Depositary Receipt.

(a) At February 28, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $342,521,872 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost             $  11,747,910

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value              (84,260,295)

           Net unrealized loss                                   $(72,512,385)

(b)        At February 28, 2009, the following securities were out on loan:

Shares     Description                                              Value
130,300    AAR Corp. *                                           $1,722,566
200        Affiliated Managers Group, Inc. *                       7,196
141,125    Bankrate, Inc. *                                       3,147,087
4,800      Catalyst Health Solutions, Inc. *                      101,184
107,000    Chattem, Inc. *                                        6,787,010
173,440    China Fire & Security Group, Inc. *                    1,146,438
190,000    Diodes, Inc. *                                         1,478,200
15,300     HMS Holdings Corp. *                                   464,814
395,000    Iconix Brand Group, Inc. *                             3,199,500
44,600     Idex Corp.                                             861,672
143,100    IDEXX Laboratories, Inc. *                             4,307,310
28,500     Immucor, Inc. *                                        639,540
40,000     Integra LifeSciences Holdings Corp. *                  1,044,400
103,200    Knight Transportation, Inc.                            1,337,472
88,100     Microsemi Corp. *                                      890,691
86,000     The Middleby Corp. *                                   1,870,500
29,000     Moog, Inc.  *                                          674,250
39,600     NuVasive, Inc. *                                       1,122,660
32,200     Orbital Sciences Corp. *                               455,630
124,800    Portfolio Recovery Associates, Inc. *                  2,815,488
65,600     Qiagen NV *                                            1,083,056
13,400     ResMed, Inc. *                                         494,192
196,400    Rex Energy Corp. *                                     288,708
15,300     Stiffel Financial Corp. *                              503,982
12,300     Superior Well Services, Inc. *                          70,725
68,000     Syntel, Inc.                                           1,383,120
351,800    True Religion Apparel, Inc. *                          3,595,396
70,000     Waste Connections, Inc. *                              1,668,800
94,600     WMS Industries, Inc. *                                 1,715,098
77,000     Wolverine World Wide, Inc.                             1,167,320
           Total                                                 $46,044,005

(c)        Security lending collateral is managed by Credit Suisse.

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of February 28, 2009, in valuing the Fund's assets:

Valuation Inputs                                                  Investments
                                                                in Securities
Level 1 - Quoted Prices                                          $210,356,774
Level 2 - Other Significant Observable Inputs                     59,652,713
Level 3 - Significant Unobservable Inputs                            0
Total                                                            $270,009,487


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust I

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 29, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 29, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date April 29, 2009

* Print the name and title of each signing officer under his or her signature.